UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.5%
	Common Stocks—98.5%
	Australia—6.3%
117,200	Foster’s Group Ltd.	$594,089
275,000	Gunns Ltd.	800,605
64,700	National Australia Bank Ltd.	2,042,643
126,100	Santos Ltd.	1,383,248
84,400	TABCORP Holdings Ltd.	1,065,941
33,200	Wesfarmers Ltd.	1,072,032

	Total Australia	6,958,558

	Austria—1.3%
14,000	Boehler-Uddeholm AG	1,421,591

	Canada—6.3%
25,500	Bank of Montreal	1,441,288
14,100	Bank of Nova Scotia	676,738
16,000	Enbridge, Inc.	638,853
7,700	National Bank of Canada	387,511
30,600	Royal Bank of Canada	1,543,638
34,700	Toronto-Dominion Bank	2,350,428

	Total Canada	7,038,456

	Denmark—1.0%
32,400	Danske Bank A/S	1,164,247

	Finland—0.9%
19,200	Kesko Oyj, B Shares	985,745

	France—4.1%
11,700	Bouygues	902,063
19,400	M6-Metropole Television	479,195
5,300	Societe Generale	665,747
17,200	Total S.A.	1,251,790
18,200	Vinci S.A.	1,244,265

	Total France	4,543,060

	Germany—0.7%
15,200	SAP AG	729,517

	Hong Kong—3.0%
71,000	Esprit Holdings Ltd.	924,666
22,600	Hang Seng Bank Ltd.	448,786
204,500	HongKong Electric Holdings	1,166,953
191,000	Hopewell Holdings	834,898

	Total Hong Kong	3,375,303

	Italy—2.8%
156,200	Enel S.p.A.	1,734,924
42,400	Eni S.p.A.	1,370,899

	Total Italy	3,105,823

	Japan—4.8%
11,700	Canon, Inc.	495,999
53,000	Mitsui & Co. Ltd.	1,079,707
150,000	Mitsui Mining & Smelting Co. Ltd.	564,889
15,000	Oracle Corp.	657,926
53,000	Ricoh Co. Ltd.	834,457
42,000	Sharp Corp.	731,579
17,300	Toyota Motor Corp.	936,641

	Total Japan	5,301,198

	Netherlands—1.7%
104,100	Royal KPN N.V.	1,889,323

	Norway—0.4%
22,900	Ekornes ASA	396,932

	Singapore—1.5%
615,000	Jaya Holdings Ltd.	697,743
212,000	Singapore Petroleum Co. Ltd.	952,947

	Total Singapore	1,650,690

	Spain—0.8%
32,600	Indra Sistemas S.A.	841,302

	Sweden—4.2%
16,000	Axfood AB	611,822
15,300	Hennes & Mauritz AB	829,381
26,500	Kungsleden AB	288,749
27,300	Ratos AB, B Shares	703,584

Shares		Description	Value

		Sweden— (cont’d)
108,000		Scania AB, B Shares	$2,240,725

		Total Sweden	4,674,261

		United Kingdom—8.8%
55,300		Alliance & Leicester Plc	726,584
141,100		Barclays Plc	1,331,933
17,300		British American Tobacco Plc	619,730
79,200	[1,2]	DFS Furniture Primback Unit	—
64,100		GlaxoSmithKline Plc	1,519,199
71,200		HSBC Holdings Plc	1,068,249
193,500		Rentokil Initial Plc	418,218
6,156		Royal Bank of Scotland Group Plc	47,460
46,300		Royal Dutch Shell Plc, A Shares	1,655,976
69,183		Scottish & Southern Energy Plc	2,108,085
55,656		Taylor Wimpey Plc	201,236

		Total United Kingdom	9,696,670

		United States—49.9%
7,100		3M Co.	565,515
17,100		Abbott Laboratories	962,730
16,500		Agree Realty Corp. (REIT)	487,080
55,700		Allied Capital Corp.	1,232,641
32,300		Altria Group, Inc.	2,448,986
28,000		Ameren Corp.	1,254,680
11,100		American Intl. Group, Inc.	612,276
110,480		AT&T, Inc.	4,252,375
12,400		Automatic Data Processing, Inc.	503,068
47,200		Bank of America Corp.	2,093,320
49,500		Bristol-Myers Squibb Co.	1,147,905
12,800		Chevron Corp.	1,081,600
13,200	[1]	Cisco Systems, Inc.	323,400
11,500		Citigroup, Inc.	324,530
17,000		Coca-Cola Co. (The)	1,005,890
24,600		Consolidated Edison, Inc.	1,072,068
18,800		Eli Lilly & Co.	968,576
45,200		Emerson Electric Co.	2,297,968
14,400		Equity Residential (REIT)	538,704
35,800		Exxon Mobil Corp.	3,093,120
25,900		First Industrial Realty Trust, Inc. (REIT)	902,097
76,100		General Electric Co.	2,694,701
8,500		Harley-Davidson, Inc.	344,930
37,600		Health Care REIT, Inc.	1,612,664
31,000		Hewlett-Packard Co.	1,356,250
10,400		Home Depot, Inc.	318,968
12,700		Hospitality Properties Trust (REIT)	431,165
56,300		Intel Corp.	1,193,560
16,400		Intl. Business Machines Corp.	1,760,376
9,300		Johnson & Johnson	588,318
17,300		KeyCorp	452,395
25,000		Kimco Realty Corp. (REIT)	895,250
20,483		Kraft Foods, Inc.	599,333
10,800		Liberty Properties Trust (REIT)	346,788
20,200		Maxim Integrated Products, Inc.	397,132
23,000		McDonald’s Corp.	1,231,650
25,000		Merck & Co., Inc.	1,157,000
25,500		Microchip Technology, Inc.	813,705
79,700		Microsoft Corp.	2,598,220
17,100		Morgan Stanley	845,253
34,400		Nationwide Health Properties, Inc. (REIT)	1,085,664
7,900		PepsiCo, Inc.	538,701
38,300		Pfizer, Inc.	895,837
9,300		Pitney Bowes, Inc.	341,310
8,500		Rohm & Haas Co.	453,475
63,800		Trustco Bank Corp	657,140
13,800		United Technologies Corp.	1,013,058
21,900		UST, Inc.	1,137,924
17,500		Wachovia Corp.	681,275
12,100		Wal-Mart Stores, Inc.	615,648

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		United States— (cont’d)
30,100		Wells Fargo & Co.	$1,023,701

		Total United States	55,249,920

		Total Common Stocks (cost $83,923,343)	109,022,596

		MONEY MARKET FUND—1.7%
1,920,320	[3]	Fidelity Institutional Money Market Prime
		Portfolio, 3.96% (cost $1,920,320)	1,920,320

Total investments—100.2% (cost $85,843,6634)			$110,942,916
Liabilities in excess of other assets—(0.2)%			(203,893)

Net Assets—100.0%			$110,739,023

[1]	Non-income producing security.
[2]	Security is fair valued.
[3]	Represents current yield as of January 31, 2008.
[4]

Cost for federal income tax purposes is $85,785,764. The net unrealized appreciation on a tax basis is $25,157,152, consisting of $28,267,236 gross unrealized appreciation and $3,110,084 gross unrealized depreciation.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

2

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 24, 2008